Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000210871 | Micron Technology, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000210871 | United States Treasury Bill, 3.74%, 12/03/2026
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000210871 | Advanced Micro Devices, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000210871 | Ginnie Mae II Pool, 3.00%, 02/20/2052
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000210871 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000210871 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210871 | United States Treasury Bill, 3.56%, 07/30/2026
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000210871 | Ginnie Mae II Pool, 2.00%, 11/20/2050
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000210871 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000210871 | Ginnie Mae II Pool, 2.00%, 06/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000210871 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000210871 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000210871 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000210871 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000210872 | Micron Technology, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000210872 | United States Treasury Bill, 3.74%, 12/03/2026
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000210872 | Advanced Micro Devices, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000210872 | Ginnie Mae II Pool, 3.00%, 02/20/2052
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000210872 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000210872 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210872 | United States Treasury Bill, 3.56%, 07/30/2026
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000210872 | Ginnie Mae II Pool, 2.00%, 11/20/2050
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000210872 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000210872 | Ginnie Mae II Pool, 2.00%, 06/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000210872 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000210872 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000210872 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000210872 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000210870 | Micron Technology, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000210870 | United States Treasury Bill, 3.74%, 12/03/2026
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000210870 | Advanced Micro Devices, Inc. - No NAMING CONVENTION
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000210870 | Ginnie Mae II Pool, 3.00%, 02/20/2052
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000210870 | Ginnie Mae II Pool, 2.00%, 08/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000210870 | Ginnie Mae II Pool, 2.00%, 10/20/2051
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210870 | United States Treasury Bill, 3.56%, 07/30/2026
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000210870 | Ginnie Mae II Pool, 2.00%, 11/20/2050
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000210870 | Ginnie Mae II Pool, 2.00%, 11/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000210870 | Ginnie Mae II Pool, 2.00%, 06/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000210870 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000210870 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000210870 | No Maturity
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000210870 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.64%